35 Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of fair value of financial instruments

35.1    Categories and determination of fair value of financial instruments

	Note	Level	12.31.2019		12.31.2018
			Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	2,941,727	2,941,727	1,948,409	1,948,409
Bonds and securities (b)	6	1	2,429	2,429	696	696
Bonds and securities (b)	6	2	279,652	279,652	343,600	343,600
Accounts receivable - distribution concession (c)	10.1 and 10.2	3	1,161,203	1,161,203	1,105,282	1,105,282
Accounts receivable - generation concession (d)	10.5	3	69,182	69,182	65,811	65,811
Fair value in the purchase and sale of power in the active market (e)	12	3	460,635	460,635	14,793	14,793
Other temporary investments (f)		1	15,566	15,566	11,557	11,557
Other temporary investments (f)		2	12,168	12,168	7,954	7,954
			4,942,562	4,942,562	3,498,102	3,498,102
Amortized cost
Collaterals and escrow accounts (a)			147	147	203	203
Collateral and escrow deposits - STN (g)	21.1		98,433	102,733	89,555	76,524
Trade accounts receivable (a)	7		3,182,567	3,182,567	3,107,006	3,107,006
CRC Transferred to the Paraná State Government (h)	8		1,350,685	1,479,683	1,445,042	1,546,469
Sectorial financial assets (a)	9		473,989	473,989	678,819	678,819
Accounts receivable - concessions - RBSE (c)	10.4		739,269	739,269	753,826	753,826
Accounts receivable - concessions - bonus from the grant (i)	10.3		647,984	738,483	625,772	714,880
			6,493,074	6,716,871	6,700,223	6,877,727
Total financial assets			11,435,636	11,659,433	10,198,325	10,375,829

Financial liabilities

Fair value in the purchase and sale of power (e)	28	3	251,973	251,973	11,007	11,007
Derivatives fair value - forward contracts	28	3	1,203	1,203	-	-
			253,176	253,176	11,007	11,007
Amortized cost
Sectorial financial liabilities (a)	9		102,284	102,284	96,531	96,531
Ordinary financing of taxes with the federal tax authorities (g)	13.2		18,063	18,001	86,632	84,383
Special Tax Regularization Program - Pert (g)	13.2		497,207	446,448	518,442	469,304
Accounts payable to suppliers (a)	20		1,873,193	1,873,193	1,469,199	1,469,199
Loans and financing (g)	21		3,168,710	3,204,188	4,047,307	4,012,621
Debentures (J)	22		8,540,366	8,540,366	7,518,131	7,518,133
Accounts payable related to concession (k)	26		612,587	694,742	584,163	687,869
Lease liabilities (a)	27		96,604	96,604	-	-
			14,909,014	14,975,826	14,320,405	14,338,040
Total financial liabilities			15,162,190	15,229,002	14,331,412	14,349,047

Schedule of credit risk

Credit risk is the risk of the Company incurring losses due to a customer or counterparty in a financial instrument, resulting from failure in complying with their contractual obligations.

Exposure to credit risk	12.31.2019	12.31.2018
Cash and cash equivalents (a)	2,941,727	1,948,409
Bonds and securities (a)	282,081	344,296
Pledges and restricted deposits linked (a)	98,580	89,758
Trade accounts receivable (b)	3,182,567	3,107,006
CRC Transferred to the Paraná State Government (c)	1,350,685	1,445,042
Sectorial financial assets (d)	473,989	678,819
Accounts receivable - distribution concession (e)	1,161,203	1,105,282
Accounts receivable - concessions - RBSE (f)	739,269	753,826
Accounts receivable - concessions - Bonus from the grant (g)	647,984	625,772
Accounts receivable - generation concessions (h)	69,182	65,811
Other temporary investments (i)	27,734	19,511
	10,975,001	10,183,532

a)      The Company manages the credit risk of its assets in accordance with the Management’s policy of investing virtually all of its funds in federal banking institutions. As a result of legal and/or regulatory requirements, in exceptional circumstances the Company may invest funds in prime private banks.

b)      The risk arises from the possibility that the Company might incur losses resulting from difficulties to receive its billings to customers. This risk is directly related to internal and external factors to Copel. To mitigate this type of risk, the Company manages its accounts receivable, detecting defaulting consumers, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards.

c)      Management believes this credit risk is low because repayments are secured by resources from dividends.

d)      Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, corresponding to the costs not recovered through the tariff.

e)      Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, referring to investments in infrastructure not recovered through the tariff.

f)       Management considers the credit risk reduced to the balance of RBSE assets, even in light of the injunctions that temporarily reduced the RAP to be received, as described in Note 10.4.

g)      Management considers the risk of such credit to be low, as the contract for the sale of energy by quotas guarantees the receipt of an Annual Generation Revenue - RAG, which includes the annual amortization of this amount during the concession term.

h)      For the generation concession assets, ANEEL published Normative Resolution 596/2013, which deals with the definition of criteria for calculating the New replacement value (Valor novo de reposição – VNR, in Portuguese), for the purposes of indemnification. Management's expectation of indemnification for these assets supports recoverability of the balances recorded, as described in Note 10.5.

i)        This risk arises from the possibility that the Company might incur losses resulting from the volatility on the stock market. This type of risk involves external factors and has been managed through periodic assessment of the variations occurred in the market

Schedule of liquidity risk

The following table shows the expected undiscounted settlement amounts in each time range. Projections were based on financial indicators linked to the related financial instruments and forecast according to average market expectations as disclosed in the Central Bank of Brazil's Focus Report, which provides the average expectations of market analysts for these indicators for the current year and for the next 3 years. As from 2024, 2023 indicators are repeated on an unaltered basis throughout the forecast period.

		Less than	1 to 3	3 months	1 to 5	Over
	Interest (a)	1 month	months	to 1 year	years	5 years	Total
12.31.2019
Loans and financing	Note 21	31,783	115,995	308,094	2,063,354	1,666,502	4,185,728
Debentures	Note 22	391,329	61,304	1,049,225	7,256,323	1,655,253	10,413,434
Accounts payable related	Rate of return +
to concession	IGP-M and IPCA	6,099	12,198	56,222	336,027	1,389,334	1,799,880
Accounts payable to suppliers	-	1,313,913	291,700	127,030	140,550	-	1,873,193
Ordinary financing of taxes
with the federal tax authorities	Selic	6,037	12,117	-	-	-	18,154
Special Tax Regularization Program - Pert	Selic	4,122	8,282	37,820	219,788	335,681	605,693
Sectorial financial liabilities	Selic	-	-	-	108,367	-	108,367
Lease liabilities	Note 27	3,485	6,980	31,793	73,515	11,226	126,999
		1,756,769	508,576	1,610,184	10,197,923	5,057,996	19,131,448
(a) Effective interest rate - weighted average.

Schedule of sensitivity analysis of foreign currency risk

The baseline scenario takes into account the existing balances in each account as of December 31, 2019 and the probable scenario assumes a variation in the foreign exchange rate - prevailing at the end of the period (R$/US$ 4.60) based on the median market expectation for 2020 reported in the Central Bank's Focus report of April 9, 2020. For the scenarios 1 and 2, deteriorations of 25% and 50%, respectively, were considered for the main risk factor for the financial instrument compared to the rate used in the probable scenario.

.		Baseline	Projected scenarios - Dec.2020
Foreign exchange risk	Risk	12.31.2019	Probable	Scenario 1	Scenario 2
Financial assets
Collaterals and escrow accounts - STN	USD depreciation	98,433	13,903	(14,181)	(42,265)
.		98,433	13,903	(14,181)	(42,265)
Financial liabilities
Loans and financing - STN	USD appreciation	(108,983)	(15,393)	(46,487)	(77,581)
Suppliers
Eletrobras (Itaipu)	USD appreciation	(222,431)	(31,416)	(94,878)	(158,340)
Acquisition of gas	USD appreciation	(79,174)	(11,183)	(33,772)	(56,361)
		(410,588)	(57,992)	(175,137)	(292,282)

Schedule of gains (losses) on operations with derivative financial instruments

The sensitivity analyses were prepared in accordance with CVM Instruction 475/08, For the probable scenario, the balances were updated with the market price curve, the credit risk rate and the NTN-B rate on April 7, 2020. For scenarios 1 and 2, the increase or decrease of 25% and 50% in future prices, applied to market prices of December 31, 2019. The results obtained are as follows:

	Exchange rate variation	Baseline	Projected scenarios
		12.31.2019	Scenario 1	Scenario 2
Gains (losses) on operations with derivative financial instruments	Increase	(1,203)	23,777	48,757

	Decrease	(1,203)	(26,183)	(51,163)

Schedule of sensitivity analysis of interest rate and monetary variation risk

For the scenarios 1 and 2, deteriorations of 25% and 50%, respectively, were considered for the main risk factor for the financial instrument compared to the rate used in the probable scenario.

.		Baseline	Projected scenarios - Dec.2020
Interest rate risk and monetary variation	Risk	12.31.2019	Probable	Scenario 1	Scenario 2
Financial assets
Bonds and securities	Low CDI/SELIC	282,081	9,168	6,876	4,584
Collaterals and escrow accounts	Low CDI/SELIC	147	5	4	2
CRC Transferred to the Paraná State Government	Low IGP-DI	1,350,685	66,589	49,942	33,294
Sectorial financial assets	Low Selic	473,989	15,405	11,553	7,702
Accounts receivable - concessions	Low IPCA	2,548,456	64,221	48,166	32,111
Accounts receivable - generation concessions	Undefined (a)	69,182	-	-	-
		4,724,540	155,387	116,540	77,693
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(679,976)	(22,099)	(27,624)	(33,149)
BNDES	High TJLP	(2,198,064)	(114,299)	(142,874)	(171,449)
BNDES	High IPCA	(8,288)	(209)	(261)	(313)
Banco do Brasil - BNDES Transfer	High TJLP	(95,807)	(4,982)	(6,227)	(7,473)
Caixa Econômica Federal	High TJLP	(331)	(17)	(22)	(26)
Other	No risk	(77,261)	-	-	-
Debentures	High CDI/SELIC	(6,464,603)	(210,100)	(262,624)	(315,149)
Debentures	High IPCA	(1,950,591)	(49,155)	(61,444)	(73,732)
Debentures	High TJLP	(125,172)	(6,509)	(8,136)	(9,763)
Sectorial financial liabilities	High Selic	(102,284)	(3,324)	(4,155)	(4,986)
Ordinary financing of taxes with the federal tax authorities	High Selic	(18,063)	(587)	(734)	(881)
Special Tax Regularization Program - Pert	High Selic	(497,207)	(16,159)	(20,199)	(24,239)
Accounts payable related to concession	High IGP-M	(563,756)	(27,793)	(34,741)	(41,690)
Accounts payable related to concession	High IPCA	(48,831)	(1,231)	(1,538)	(1,846)
.		(12,830,234)	(456,464)	(570,580)	(684,697)
(a) Risk assessment still requires ruling by the Granting Authority.

Schedule of indicators and penalties

Indicators and penalties

Year	Indicator	Criteria	Penalties

Until 2020	Economic - financial efficiency and quality	2 consecutive years or at the end of the 5-year period (2020)	Extinction of the dividend
	Quality Indicators	2 consecutive years or 3 times	Distribution limitation concession and interest on equity
	Economic - financial efficiency	In 5 years in the base year	Capital Increase (a)
From the 6th year of (2021)	Economic and financial efficiency	2 consecutive years	Concession termination
	Quality Indicators	3 consecutive years
(a) Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.

Schedule of targets set

Targets defined for Copel Distribuição in the first five years after extension of the concession agreement

			Quality - limits (a)		Quality (Performed)
Year	Economic and Financial Management	Realized	DECi (b)	FECi (b)	DECi	FECi
2016			13.61	9.24	10.80	7.14
2017	EBITDA = 0 (c)	661,391	12.54	8.74	10.41	6.79
2018	EBITDA (-) QRR = 0 (d)	550,675	11.23	8.24	10.29	6.20
2019	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (0.8 * SELIC) (e)		10.12	7.74	9,10(f)	6,00(f)
2020	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (1.11 * SELIC) (e)		9.83	7.24	-	-
(a) According to Aneel’s Technical Note No. 0335/2015.
(b) DECi - Equivalent Time of Interruption Caused by Internal Source per Consumer Unit; and FECi - Equivalent Frequency of Interruption Caused by Internal Source per Consumer Unit.
(c) Regulatory EBTIDA adjusted for non-recurring events (Voluntary retirement program, post-employment benefit, provisions and reversals) according to sub-clause six, of the Fifth Amendment to the Concession Agreement.
(d) QRR: Regulatory Reintegration Quota or Regulatory Depreciation Expense. This is the value defined in the most recent Periodical Tariff Review (RTP), plus General Market Price Index (IGPM) variation between the month preceding the RTP and the month preceding the twelve-month period of the economic and financial sustainability measurement.
(e) Selic: limited to 12.87% p.y.
(f) DECi / FECi in 2019: preliminary data

Schedule of deadline for manifestation

The variation in relation to the net balance of R$ 3,786, on December 31, 2018, results from the increase in the level of contracting in the free energy market.

	Assets	Liabilities	Net
Current	13,540	(7,152)	6,388
Noncurrent	447,095	(244,821)	202,274
	460,635	(251,973)	208,662

Schedule of sensitivity analysis on the power purchase and sale transactions in the active market

 The results obtained are as follows:

	Price	Baseline	Projected scenarios
	variation	12.31.2019	Probable	Scenario 1	Scenario 2
Gains (losses) on purchase and sale of energy in active market	Increase	208,662	192,103	270,953	349,803

	Decrease	208,662	192,103	113,253	34,402

Schedule of capital monitored by index

As of December 31, 2019, the ratio attained is shown below:

	31.12.2019	31.12.2018
Loans and financing	3,142,383	4,047,307
Debentures	8,429,710	7,518,131
(-) Cash and cash equivalents	(2,941,727)	(1,948,409)
(-) Bonds and securities (current)	(3,112)	(124,862)
(-) Bonds and securities (noncurrent)	(121,617)	(112,604)
(-) Collaterals and escrow accounts STN	(98,433)	(89,555)
Adjusted net debt	8,407,204	9,290,008
Net Income	2,062,869	1,444,004
Equity in earnings of investees	(106,757)	(135,888)
Deferred IRPJ and CSLL	205,771	(68,072)
Provision for IRPJ and CSLL	433,555	580,065
Financial expenses (income), net	488,486	438,050
Depreciation and amortization	1,093,836	749,179
Adjusted ebitda	4,177,760	3,007,338
Adjusted net debt / Adjusted ebitda	2.01	3.09

Schedule of equity indebtedness

35.3.1     The equity to debt ratio is shown below:

Indebtedness	12.31.2019	12.31.2018
Loans and financing	3,168,710	4,047,307
Debentures	8,540,366	7,518,131
(-) Cash and cash equivalents	2,941,727	1,948,409
(-) Bonds and securities	282,081	344,296
Net debt	8,485,268	9,272,733
Equity	17,598,212	16,336,214
Equity indebtedness	0.48	0.57